RECLAMATION OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Reclamation Obligations Tables Abstract
Reclamation obligations
	At December 31	At December 31
(in thousands)	2019	2018

Reclamation obligations-by item:
Elliot Lake	$17,987	$17,205
McClean and Midwest Joint Ventures	14,503	12,837
Other	22	22
	$32,512	$30,064

Reclamation obligations-by balance sheet presentation:
Current	$914	$877
Non-current	31,598	29,187
	$32,512	$30,064

Reclamation obligations continuity
(in thousands)	2019	2018

Balance-January 1	$30,064	$28,509
Accretion	1,361	1,316
Expenditures incurred	(855)	(755)
Liability adjustments-income statement (note 22)	845	369
Liability adjustments-balance sheet (note 12)	1,097	625
Balance-December 31	$32,512	$30,064